Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2019 USD ($) shares
Accounting Policies [Abstract]
Antidilutive securities excluded from computation of earnings per share | shares	23,750,000
Federal depository insurance coverage	$ 250,000
Interest earned on the trust account	$ 203,332